List of Principal Consolidated Subsidiaries - Summary of Consolidated Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2017
CGG Services SAS [Member]
Disclosure of subsidiaries [Line Items]
Siren Number	403 256 944
Companies Names	CGG Services SAS
Country of incorporation	France
% of interest	100.00%
CGG Explo SARL [Member]
Disclosure of subsidiaries [Line Items]
Siren Number	410 072 110
Companies Names	CGG Explo SARL
Country of incorporation	France
% of interest	100.00%
Geomar SAS [Member]
Disclosure of subsidiaries [Line Items]
Siren Number	413 926 320
Companies Names	Geomar SAS
Country of incorporation	France
% of interest	100.00%
CGG Holding BV [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG Holding BV
Country of incorporation	Netherlands
% of interest	100.00%
CGG Marine BV [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG Marine BV
Country of incorporation	Netherlands
% of interest	100.00%
CGG Services (NL) BV [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG Services (NL) BV
Country of incorporation	Netherlands
% of interest	100.00%
CGG International SA [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG International SA
Country of incorporation	Switzerland
% of interest	100.00%
CGG Data Services AG [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG Data Services SA
Country of incorporation	Switzerland
% of interest	100.00%
CGG Services Norway AS [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG Services (Norway) AS
Country of incorporation	Norway
% of interest	100.00%
Exploration Investment Resources II AS [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	Exploration Investment Resources II AS
Country of incorporation	Norway
% of interest	100.00%
Exploration Vessel Resources II AS [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	Exploration Vessel Resources II AS
Country of incorporation	Norway
% of interest	100.00%
CGG Services UK Limited [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG Services (UK) Limited
Country of incorporation	United Kingdom
% of interest	100.00%
CGG do Brasil Participacoes Ltda [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG do Brasil Participaçoes Ltda
Country of incorporation	Brazil
% of interest	100.00%
Veritas do Brasil Ltda [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	Veritas do Brasil Ltda
Country of incorporation	Brazil
% of interest	100.00%
LASA Prospeccoes SA [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	LASA Prospeccoes SA
Country of incorporation	Brazil
% of interest	100.00%
CGG Mexico SA de CV [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG Mexico, SA de CV
Country of incorporation	Mexico
% of interest	100.00%
Geoinnovation Corporativa S. de RL de CV [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	Geoinnovation Corporativa S. de RL de CV
Country of incorporation	Mexico
% of interest	100.00%
Vitzel SA de CV [member]
Disclosure of subsidiaries [Line Items]
Companies Names	Vitzel SA de CV
Country of incorporation	Mexico
% of interest	100.00%
CGG Holding (U.S.) Inc [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG Holding (U.S.) Inc.
Country of incorporation	Delaware, United States of America
% of interest	100.00%
CGG Services (U.S.) Inc [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG Services (U.S.) Inc.
Country of incorporation	Delaware, United States of America
% of interest	100.00%
CGG Land (U.S.) Inc [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG Land (U.S.) Inc.
Country of incorporation	Delaware, United States of America
% of interest	100.00%
CGG Canada Services Ltd [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG Canada Services Ltd
Country of incorporation	Canada
% of interest	100.00%
CGG Services (Canada) Inc [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG Services (Canada) Inc.
Country of incorporation	Canada
% of interest	100.00%
CGG Services (Australia) Pty Ltd [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG Services (Australia) Pty Ltd
Country of incorporation	Australia
% of interest	100.00%
CGG Aviation (Australia) Pty Ltd [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG Aviation (Australia) Pty Ltd
Country of incorporation	Australia
% of interest	100.00%
CGGVeritas Services (B) Sdn Bhd [member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGGVeritas Services (B) Sdn Bhd
Country of incorporation	Brunei
% of interest	100.00%
PT CGG Services Indonesia [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	PT CGG Services Indonesia (1)
Country of incorporation	Indonesia
% of interest	95.00%
CGG Services India Private Ltd [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG Services India Private Ltd
Country of incorporation	India
% of interest	100.00%
CGG Technology Services (Beijing) Co. Ltd [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG Technology Services (Beijing) Co. Ltd
Country of incorporation	China
% of interest	100.00%
CGG Services (Singapore) Pte Ltd [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG Services (Singapore) Pte Ltd
Country of incorporation	Singapore
% of interest	100.00%
CGG Services Malaysia Sdn Bhd [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG Services (Malaysia) Sdn Bhd
Country of incorporation	Malaysia
% of interest	100.00%
CGG Vostok [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	CGG Vostok
Country of incorporation	Russia
% of interest	100.00%
Sercel Holding SAS [Member]
Disclosure of subsidiaries [Line Items]
Siren Number	866 800 154
Companies Names	Sercel Holding SAS
Country of incorporation	France
% of interest	100.00%
Sercel SAS [Member]
Disclosure of subsidiaries [Line Items]
Siren Number	378 040 497
Companies Names	Sercel SAS
Country of incorporation	France
% of interest	100.00%
Sercel GRC [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	Sercel-GRC
Country of incorporation	Oklahoma, United States of America
% of interest	100.00%
Sercel Inc [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	Sercel Inc.
Country of incorporation	Oklahoma, United States of America
% of interest	100.00%
Hebei Sercel-Junfeng Geophysical Prospecting Equipment Co Ltd [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	Hebei Sercel-Junfeng Geophysical Prospecting Equipment Co. Ltd (1)
Country of incorporation	China
% of interest	51.00%
Sercel Singapore Pte Ltd [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	Sercel Singapore Pte Ltd
Country of incorporation	Singapore
% of interest	100.00%
De Regt Marine Cables BV [Member]
Disclosure of subsidiaries [Line Items]
Companies Names	De Regt Marine Cables BV
Country of incorporation	Netherlands
% of interest	100.00%